Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (1,368,646)	$ (1,242,729)	$ (2,137,959)	$ (552,826)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on notes payable	392,069	0	367	0
Amortization of service contracts	119,167	43,428	52,884	28,629
Accretion of discounts on notes payable			12,766	0
Amortization of deferred compensation			0	20,833
Depreciation expense	91,703	0	12,104	0
Loss on extinguishment of debt	73,250	0
Unrealized gain (loss) on available-for-sale securities	24,319	0
(Gain) loss on change in derivative liability	(286,919)	657,776	657,776	73,604
Loss on impairment of investment	0	7,862	345,697	0
Stock based compensation	26,667	0	303,642	0
Changes in operating assets and liabilities:
Due from Rose Petroleum	27,147		(27,147)	0
Prepaid expenses and other assets	(38,752)	(20,199)	1,354	10,173
Accounts payable and accrued liabilities	366,172	202,899	229,259	89,176
Accrued interest	155,627	49,964	83,331	59,803
Net cash used in operating activities	(418,196)	(300,999)	(465,926)	(277,954)
Investing activities:
Purchase of plant, property and equipment	(15,760)	0	0	(12,000)
Payment installment on El Dorado acquisition	(50,513)	0
Purchase of Rio Silver equity securities	0	(58,297)	(58,297)	(59,753)
Payment of option to acquire SDA mill	0	(150,000)	(1,000,000)	0
Net cash used in investing activities	(66,273)	(208,297)	(1,058,297)
Financing activities:
Proceeds from advances from related parties	116,185	86,150	34,150	16,200
Payments on advances from related parties	(71,037)	(25,050)	(26,050)	(16,200)
Proceeds from notes payable - related parties	0	275,000	1,075,000	35,000
Payments of notes payable - related parties	(50,000)	0	0	(35,000)
Proceeds from convertible notes	95,000	0	267,150	0
Proceeds from sale of common stock and warrants	340,000	175,000	175,000	304,325
Proceeds from exercise of warrants	120,000	0
Advances on line of credit			0	45,000
Net cash provided by financing activities	550,148	511,100	1,525,250	349,325
Effect of foreign currency exchange	(63,986)	(862)	(1,091)	0
Net increase in cash	1,693	942	(64)	(382)
Cash at beginning of period	421	485	485	867
Cash at end of period	2,114	1,427	421	485
Supplemental disclosure of cash flow information
Cash paid for interest	12,357	382	382	2,500
Cash paid for income taxes	0	0	0	0
Non-cash financing and investing activities:
Conversion of line of credit to common stock	100,000	0
Conversion of advances - related party to common stock	8,100	0
Conversion of accrued wages to common stock	90,000	0
Conversion of convertible debt and accrued interest to common stock	139,200	0
Common stock issued for other assets	18,235	0
Conversion of notes payable and accrued interest to common stock	0	26,055	26,055	23,400
Reclassifications of derivative liability to additional paid-in capital	8,081	777,276	777,276	20,044
Common stock issued for prepaid services contracts	0	1,500	$ 120,000	$ 73,125
Reclassifications of convertible note payable and accrued interest to accounts payable	$ 0	$ 8,850